PRIVATE PLACEMENT (Details Narrative) - USD ($)	Nov. 12, 2020	Nov. 09, 2020	Nov. 03, 2020
Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units per share			$ 10.00
Private Placement [Member] | Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering			500,000
Sale of units per share	$ 10.00
Sale of units in initial public offering aggragate amount	$ 450,000	$ 15,000,000	$ 5,000,000
Sale of additional units	45,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering			10,000,000
Sale of units per share			$ 10.00
Sale of units in initial public offering aggragate amount			$ 100,000,000